ALLOCATION OF NON-RESTRICTED EQUITY (Detail Textuals) - SEK (kr)	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Disclosure of classes of share capital [line items]
Equity is available for distribution	kr 345,036,000	kr 300,371,000	kr 326,053,000	kr 375,710,000
Non Restricted Equity
Disclosure of classes of share capital [line items]
Equity is available for distribution	kr 305,032,245	kr 275,168,981